JPMorgan Mid Cap Equity Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	5.50%	6.66%	10.10%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	7.35%	10.83%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.29%	7.46%	10.93%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.77%	6.34%	9.25%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	5.76%	8.55%